RIGHT OF USE ASSETS - Disclosure of Quantitative Information about Right-of-Use Assets (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 125,542	$ 122,104
Additions	161,949	49,648
Balance at end of period	163,918	125,542
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	218,145	168,497
Additions	161,949	49,648
Disposal	(144,289)
Balance at end of period	235,805	218,145
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(92,603)	(46,393)
Charge for the year	53,833	46,210
Disposal	(74,549)
Balance at end of period	$ (71,887)	$ (92,603)